INTERIM CONDENSED CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020 [1]	Sep. 30, 2021	Sep. 30, 2020	[1]
Profit or loss [abstract]
Service revenues	$ 1,825	$ 1,683	$ 5,283	$ 5,113
Sale of equipment and accessories	147	108	357	266
Other revenue	33	28	96	83
Total operating revenues	2,005	1,819	5,736	5,462
Other operating income	1	1	2	3
Service costs	(347)	(340)	(1,036)	(999)
Cost of equipment and accessories	(139)	(100)	(346)	(261)
Selling, general and administrative expenses	(631)	(561)	(1,851)	(1,802)
Depreciation	(391)	(352)	(1,143)	(1,086)
Amortization	(81)	(75)	(222)	(235)
Impairment (loss) / reversal	0	(790)	(5)	(791)
Gain / (loss) on disposal of non-current assets	(4)	(5)	(8)	(16)
Operating profit	413	(403)	1,127	275
Finance costs	(186)	(174)	(507)	(560)
Finance income	5	5	10	20
Other non-operating gain / (loss)	17	0	24	101
Net foreign exchange gain / (loss)	(11)	7	1	(11)	[2]
Profit / (loss) before tax	238	(565)	655	(175)	[2]
Income tax expense	(111)	(103)	(283)	(234)
Profit / (loss) from continuing operations	127	(668)	372	(409)
Profit / (loss) after tax from discontinued operations	68	24	88	59
Profit / (loss) for the period	195	(644)	460	(350)
Attributable to:
The owners of the parent (continuing operations)	114	(631)	335	(383)
The owners of the parent (discontinued operations)	31	11	40	27
Non-controlling interest	$ 50	$ (24)	$ 85	$ 6
Basic and diluted gain / (loss) per share attributable to ordinary equity holders of the parent
Basic gain / (loss) per share from continuing operations attributable to ordinary equity holders of the parent (in USD per share)	$ 0.07	$ (0.36)	$ 0.19	$ (0.22)
Diluted gain / (loss) per share from continuing operations attributable to ordinary equity holders of the parent (in USD per share)	0.07	(0.36)	0.19	(0.22)
Basic loss per share from discontinued operations attributable to ordinary equity holders of the parent (in USD per share)	0.02	0.01	0.02	0.02
Diluted loss per share from discontinued operations attributable to ordinary equity holders of the parent (in USD per share)	0.02	0.01	0.02	0.02
Basic gain / (loss) per share attributable to ordinary equity holders of the parent (in USD per share)	0.09	(0.35)	0.21	(0.20)
Diluted gain / (loss) per share attributable to ordinary equity holders of the parent (in USD per share)	$ 0.09	$ (0.35)	$ 0.21	$ (0.20)

[1]	Prior year comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 4)
[2]	Prior year comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 4)